Fair Value of Financial Instruments - Assets measured at Fair Value on a Non-Recurring Basis (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	$ 38,054	$ 62,397
Operating lease assets	10,018	89,945
Total	48,072	152,342
Quoted Prices in Active Markets for Identical Assets (Level I)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	6,644	7,497
Total	6,644	7,497
Significant Other Observable Inputs (Level II)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Vessels, port terminals and other fixed assets, net	31,410	54,900
Operating lease assets	10,018	89,945
Total	$ 41,428	$ 144,845